Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

Note 16 – Income taxes

The tax provision amounts recognized in the consolidated statements of profits and losses were as follows:

	Year ended December 31,
	2020	2019
Current year	$76,718	$14,977
Provision to return adjustment	(888)	2,123
Current tax expense	75,830	17,100
Deferred tax expense	7,541	6,959
Provision for income taxes	$83,371	$24,059

The Company’s provision for income taxes differs from applying the U.S. federal income tax rate to income before taxes primarily due to state income taxes, certain stock compensation, and miscellaneous permanent differences.

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2020		2019
Income (loss) before provision for income taxes	$22,043		$(45,789)
Tax using the Company's domestic tax rate	3,307	15.0%	$(6,868)	15.0%
Effect of tax rates in foreign jurisdictions	1,323	6.0%	(2,747)	6.0%
Tax effect of:
State taxes, net of federal benefit	1,240	5.6%	3,130	(6.8)%
Share-based compensation	7,883	35.8%	4,993	(10.9)%
Non-taxable partnership income	(395)	(1.8)%	(137)	0.3%
Non-deductible expenses	61,970	281.1%	18,341	(40.1)%
Other	3,139	14.2%	1,290	(2.8)%
Unrecognized deferred tax asset on current year losses	4,904	22.2%	6,057	(13.2)%
	$83,371	378.2%	$24,059	(52.5)%

The Company operates in the legal cannabis industry, but is subject to Section 280E of the Internal Revenue Code (“IRC”). Section 280E prohibits businesses engaged in the trafficking of controlled substances (within the meaning of Schedule I and II of the Controlled Substance Act) from deducting normal business expenses associated with the sale of cannabis, such as payroll and rent, from gross income (revenue less cost of goods sold). The application of Section 280E has a significant impact on the retail side of cannabis, but a lesser impact on cultivation and manufacturing operations. Section 280E was originally intended to penalize criminal market operators, but because cannabis remains a Schedule I controlled substance for U.S. Federal purposes, the Internal Revenue Service (“IRS”) has subsequently applied Section 280E to state-legal cannabis businesses. The effective tax rate on a cannabis business depends on how large its ratio of non-deductible expenses is to its total revenues.  In states the Company operates in that align their tax codes with Section 280E, it is also unable to deduct normal business expenses for state tax purposes. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable and a higher effective tax rate than most industries. The non-deductible expenses shown in the effective rate reconciliation above is comprised primarily of the impact of applying Section 280E to the Company's businesses that are involved in selling cannabis, along with other typical non-deductible expenses such as those associated with lobbying.

The IRS has invoked Section 280E in tax audits against various state-legal cannabis businesses in the U.S.. Although the IRS has issued a clarification allowing the deduction of certain expenses, the scope of this allowance is interpreted very narrowly, resulting in the non-deductibility of certain operating and general administrative costs. While there are currently several pending cases before various administrative and federal courts challenging these restrictions, there is no guarantee that these courts will issue an interpretation of Section 280E favorable to the cannabis industry. Further, there are several pieces of legislation being considered by the U.S. Congress that could change the interpretation of Section 280E by removing its applicability to the legalized cannabis industry.

Changes in the Company’s deferred taxes were as follows:

			Acquired in		Deferred	Deferred
	Net balance	Recognized in	business		tax	tax
	at January 1	profit or loss	combination	Net	asset	liability
As of December 31, 2020
Depreciation and amortization	$(8,004)	$(13,648)	$(193,382)	$(215,034)	$—	$(215,034)
Accrued & prepaid expenses	(7,681)	7,984	—	303	303	—
Inventories	(7,552)	(18,633)	—	(26,185)	—	(26,185)
Tax loss carryforward	3,223	16,756	—	19,979	19,979	—
Tax asset (liability) before netting	$(20,014)	$(7,541)	$(193,382)	$(220,937)	$20,282	$(241,219)
Balance sheet netting					(14,754)	14,754
Net tax asset (liability)					$5,528	$(226,465)

			Acquired in		Deferred	Deferred
	Net balance	Recognized in	business		tax	tax
	at January 1	profit or loss	combination	Net	asset	liability
As of December 31, 2019
Depreciation and amortization	$(5,163)	$7,122	$(9,963)	$(8,004)	$—	$(8,004)
Accrued & prepaid expenses	(455)	(7,226)	—	(7,681)	—	(7,681)
Share-based compensation	1,117	(1,117)	—	—	—
Inventories	(890)	(6,662)	—	(7,552)	—	(7,552)
Tax loss carryforward	903	1,460	860	3,223	3,223	—
Tax credit carryforward	536	(536)	—	—	—	—
Tax asset (liability) before netting	$(3,952)	$(6,959)	$(9,103)	$(20,014)	$3,223	$(23,237)
Balance sheet netting					(595)	595
Net tax asset (liability)					$2,628	$(22,642)

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As the Company generally files separate U.S. and state tax returns for each legal entity within the consolidated group, the Company must evaluate the realization of deferred tax assets separately. As of December 31, 2020, the Company performed an evaluation to determine whether the net deferred tax assets at each filing group could be recognized. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that Curaleaf, Inc., the U.S. parent company, along with its Kentucky, Maryland, Missouri, and Arizona operations should not recognize their deferred tax assets due to those companies being in cumulative loss positions.

Under IRC 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. The Company has not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since the Company became a “loss corporation” as defined in Section 382. Future changes in the Company’s share ownership, which may be outside of the Company’s control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” If an “ownership change” has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability for the Company.

Deferred tax assets have not been recognized with respect to the following items because it is deemed not probable that future taxable profit will be available against which the Company can utilize them.

	December 31, 2020		December 31, 2019
	Gross amount	Tax amount	Gross amount	Tax amount
Deductible temporary differences	$61,192	$17,948	$20,535	$5,798
Tax losses	146,387	40,727	65,345	17,447
	$207,579	$58,675	$85,880	$23,245

At December 31, 2020 and 2019, the Company had tax loss carryforwards of $357,492 and $84,913, respectively, which begin to expire between 2021 through 2040 and 2020 through 2039, respectively. At December 31, 2020 and 2019, the Company had a tax loss carryforward of $132,003 and $70,753, respectively, which will never expire.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations for federal, state and Canadian jurisdictions in which the Company operates. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and Canadian jurisdictions, where applicable.  The Company is currently under IRS examination for the tax years 2016, 2017, and 2018.  In one of its recent acquisitions, the Company identified tax positions where it was not probable that the tax authorities would accept its tax position, therefore the Company recorded additional tax liabilities for the expected ultimate settlement with the tax authorities. As of December 31, 2020, the Company recorded $2.9 million of unrecognized tax benefits in purchase accounting and expects there is reasonable possibility that these unrecognized tax benefits will change within 12 months due to expirations of statute of limitations or audit settlements. As of December 31, 2020, the Company also accrued interest and penalties of $0.8 million for its uncertain tax positions. The Company records interest and penalties related to income tax amounts as a component of income tax expense.

The IRS proposed adjustments relating to the Company’s treatment of certain expenses under Section 280E, however, the Company is defending its tax reporting before the IRS. The outcome of this audit remains unclear at this point.  The Company also intends to litigate any further such challenges because it currently believes all of its other tax positions can be sustained under an IRS examination. The ultimate resolution of tax matters could have a material effect on the Company's consolidated financial statements. As the IRS interpretations on Section 280E continue to evolve, the impact of any such challenges cannot be reliably estimated. The Company's tax years are still open under statute from December 31, 2016, to the present.